REAL ESTATE ASSETS (Geographic Locations of Real Estate Properties Owned) (Detail)	3 Months Ended
	Mar. 31, 2020 USD ($) ft² Property	Dec. 31, 2019 Property	Oct. 31, 2017 Property
Real Estate Properties [Line Items]
No. of Properties			1
North Dakota
Real Estate Properties [Line Items]
No. of Properties		4
NetREIT, Inc. Properties
Real Estate Properties [Line Items]
No. of Properties	15
Aggregate Square Feet | ft²	1,129,738
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 15,013,816
Approximate of Aggregate % Annual Rent	100.00%
NetREIT, Inc. Properties | California
Real Estate Properties [Line Items]
No. of Properties	3
Aggregate Square Feet | ft²	134,787
Approximate % of Square Feet	11.90%
Current Base Annual Rent | $	$ 2,369,118
Approximate of Aggregate % Annual Rent	15.80%
NetREIT, Inc. Properties | Colorado
Real Estate Properties [Line Items]
No. of Properties	8
Aggregate Square Feet | ft²	597,912
Approximate % of Square Feet	52.90%
Current Base Annual Rent | $	$ 9,115,780
Approximate of Aggregate % Annual Rent	60.70%
NetREIT, Inc. Properties | North Dakota
Real Estate Properties [Line Items]
No. of Properties	4
Aggregate Square Feet | ft²	397,039
Approximate % of Square Feet	35.20%
Current Base Annual Rent | $	$ 3,528,918
Approximate of Aggregate % Annual Rent	23.50%
Model Home properties
Real Estate Properties [Line Items]
No. of Properties	138
Aggregate Square Feet | ft²	390,490
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 4,143,132
Approximate of Aggregate % Annual Rent	100.00%
Model Home properties | Southwest
Real Estate Properties [Line Items]
No. of Properties	111
Aggregate Square Feet | ft²	323,635
Approximate % of Square Feet	82.90%
Current Base Annual Rent | $	$ 3,301,032
Approximate of Aggregate % Annual Rent	79.70%
Model Home properties | Southeast
Real Estate Properties [Line Items]
No. of Properties	20
Aggregate Square Feet | ft²	45,727
Approximate % of Square Feet	11.70%
Current Base Annual Rent | $	$ 551,088
Approximate of Aggregate % Annual Rent	13.30%
Model Home properties | Midwest
Real Estate Properties [Line Items]
No. of Properties	2
Aggregate Square Feet | ft²	6,602
Approximate % of Square Feet	1.70%
Current Base Annual Rent | $	$ 99,276
Approximate of Aggregate % Annual Rent	2.40%
Model Home properties | East
Real Estate Properties [Line Items]
No. of Properties	2
Aggregate Square Feet | ft²	5,255
Approximate % of Square Feet	1.30%
Current Base Annual Rent | $	$ 70,716
Approximate of Aggregate % Annual Rent	1.70%
Model Home properties | Northeast
Real Estate Properties [Line Items]
No. of Properties	3
Aggregate Square Feet | ft²	9,271
Approximate % of Square Feet	2.40%
Current Base Annual Rent | $	$ 121,020
Approximate of Aggregate % Annual Rent	2.90%